Income Taxes - Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate [Abstract]
Foreign taxes	0.00%	0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Non-taxable income	(20.70%)	0.40%
Non-deductible expenses	3.20%		0.50%
Effect of tax concession			(0.20%)
Effect of preferential tax rates in Hong Kong			(9.20%)
Changes in valuation allowance	2.30%
Income tax expenses (benefits)	1.30%	16.90%	7.60%